SHARE-BASED COMPENSATION (Summary of Restricted Stock Unit Activity) (Details) (Restricted Stock Units (RSUs) [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Number of options
Outstanding	581,650	234,000
Granted	1,217,600
Exercised	(173,350)	(31,500)
Forfeited	(6,300)	(34,100)
Outstanding	1,574,000	581,650
Granted on January 17, 2012 [Member]
Number of options
Granted		100,000
Granted on May 8, 2012 [Member]
Number of options
Granted		313,250